Risk management	9 Months Ended
Sep. 30, 2024
Disclosure of financial risk management [abstract]
Risk management

Note 4 - Risk management:

4.1.
Liquidity risk

The amount due to the financial institutions regarding the reverse factoring transactions amounted to Ps. 852,205 (out of which Ps. 559,229 corresponded to Santander and HSBC, and Ps. 292,976 to other financial institutions) and Ps. 472,950 (out of which Ps. 449,850 corresponded to Santander and HSBC, and Ps. 23,100 to other financial institutions) as of September 30, 2024 and December 31, 2023, respectively, which can lead to concentration of liquidity risk. However, the Company choses which accounts payable the financial institutions will settle and decides which accounts will remain payable to the suppliers, being able to manage such risk.

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
September 30, 2024
Debt (excluding issuance costs)	Ps.	934,020	Ps.	95,691	Ps.	—	Ps.	—	Ps.	1,029,711
Accounts payable and accrued
expenses		552,826		—		—		—		552,826
Suppliers		7,855,059		—		—		—		7,855,059
Lease liabilities		1,547,364		2,890,004		2,474,297		7,616,382		14,528,047
Total	Ps.	10,889,269	Ps.	2,985,695	Ps.	2,474,297	Ps.	7,616,382	Ps.	23,965,643

		Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

4.2.
Capital risk

The Company’s objectives on managing capital risk are safeguarding the Company’ ability to continue as an ongoing business, maximizing benefits for shareholders and maintaining an optimal capital structure to reduce the cost of capital.

With the objective of maintaining or adjusting the capital structure, the Company can reduce capital in favor of its stockholders and / or to cover accumulated losses. Consistent with other participants in the industry, the Company monitors capital based on the operating leverage ratio.

4.3.
Exchange rate risks

The Company’s exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	September 30, 2024		December 31, 2023
Financial assets	US$.	168,680,767	US$.	13,643,181
Financial liabilities		(377,286)		(287,343,524)
Foreign exchange monetary position	US$.	168,303,481	US$.	(273,700,343)

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

	For the nine-month periods ended
	September 30,		September 30,	December 31,	September 30,
	2024	2023	2024	2023	2023
	Average exchange rate		Closing exchange rate
Ps./US$	17.7468	17.7859	19.6290	16.8935	17.6195

A hypothetical variation of 10% in the Ps./US$ exchange rate and keeping all other variables constant would have resulted in a profit or loss of Ps. 330,363 in the interim condensed consolidated statement of profit or loss for the nine-month period ended September 30, 2024.

4.4.
Interest rate risk

The Company's debt is at fixed rates; therefore, the Company is not exposed to interest rate variation risk of loans bearing interest at variable rates. However, fixed-interest loans expose the Company to interest rate risk at fair value, which implies that the Company might be paying interest at rates significantly different from those of an observable market.